CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, unless otherwise specified	3 Months Ended											9 Months Ended		12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011		Dec. 31, 2010	Oct. 02, 2010	Jul. 03, 2010	Apr. 03, 2010		Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Net sales	$ 306,193	$ 242,370	$ 297,889	$ 294,491	$ 200,107		$ 220,496	$ 269,545	$ 301,660	$ 204,205		$ 852,658	$ 792,487	$ 1,034,857	$ 995,906	$ 951,374
Cost of products sold	235,500		232,067									665,677	631,854	824,325	779,946	749,841
Gross profit	70,693	49,899	65,822	67,029	27,782		45,845	62,643	70,575	36,897		186,981	160,633	210,532	215,960	201,533
Operating expenses:
Selling, general and administrative expenses	36,684		34,086									107,423	104,013	138,912	130,460	141,772
Amortization of intangible assets	6,738		6,667									20,199	20,020	26,689	27,099	19,651
Write-off of previously capitalized offering costs							1,571							0	1,571	0
Total operating expenses	43,422		40,753									127,622	124,033	165,601	159,130	161,423
Operating earnings	27,271		25,069									59,359	36,600	44,931	56,830	40,110
Foreign currency gain	100		115									264	466	492	510	475
Interest expense	(27,543)		(25,194)									(78,557)	(76,593)	(101,488)	(122,992)	(135,514)
Interest income	17		18									71	82	104	159	211
Gain (loss) on modification or extinguishment of debt	(3,607)		0		(27,863)					98,200		(3,607)	(27,863)	(27,863)	98,187	0
Income (loss) before provision (benefit) for income taxes	(3,762)		8									(22,470)	(67,308)	(83,824)	32,694	(94,718)
Provision (benefit) for income taxes	(89)		466									1,579	1,979	683	5,027	(17,966)
Net income (loss)	(3,673)	(15,220)	(458)	2,063	(70,892)	[1]	(19,632)	(6,394)	(409)	54,102	[2]	(24,049)	(69,287)	(84,507)	27,667	(76,752)
Comprehensive (loss) income	$ (2,705)		$ (3,061)									$ (23,110)	$ (70,907)	$ (91,798)	$ 28,566	$ (70,885)

[1]	The net loss for the quarter ended April 2, 2011 includes an approximate $27.9 million loss on modification or extinguishment of debt. See Note 4 for description of loss on debt modification and extinguishment.
[2]	The net income for the quarter ended April 3, 2010 includes an approximate $98.2 million gain on extinguishment of debt. See Note 4 for description of gain on debt extinguishment.